Significant Events in the Reporting Period (Details)	Apr. 23, 2023 USD ($) $ / shares shares	Apr. 23, 2023 ₪ / shares	Mar. 01, 2023 USD ($) $ / shares shares	Mar. 01, 2023 ₪ / shares	Feb. 27, 2023 USD ($) $ / shares shares	Feb. 27, 2023 ₪ / shares	Mar. 02, 2022 USD ($) shares	Mar. 02, 2022 ₪ / shares
Significant Events in the Reporting Period (Details) [Line Items]
Option granted					3,333
Exercise price | $ / shares					$ 4.57
Fair value of options (in Dollars) | $					$ 5.8
Option [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Option granted	40,000		3,333		60,333		40,000
Exercise price | (per share)	$ 4.83	₪ 17.67	$ 4.57	₪ 16.63	$ 4.5	₪ 16.53		₪ 16.76
Fair value of options (in Dollars) | $	$ 65		$ 5.7		$ 108		$ 71
Exercise prices for share option (in New Shekels per share) | ₪ / shares								₪ 4.6
Board of Directors [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Option granted					147,000
Chief Executive Officer [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Option granted					147,000